Goodwill and other intangibles - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill		$ 70
U.S. Lumber CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 409
Recoverable amount of impairment	$ 73
Minimum
Disclosure of detailed information about intangible assets [line items]
Product information, pre-tax discount rates	0.099	0.108
Maximum
Disclosure of detailed information about intangible assets [line items]
Product information, pre-tax discount rates		0.128
Customer-related intangible assets [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Customer-related intangible assets [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years